December 17, 2019

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Siren ETF Trust: Initial Registration Statement on Form N-1A (File Nos. 033- and 811-23502)

Ladies and Gentlemen:

On behalf of our client, Siren ETF Trust (the “Trust”), we are filing the Trust’s initial registration statement on Form N-1A under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended.

Please contact me at (215) 963-5862 should you have any questions or comments.

Very truly yours,

/s/ David W. Freese

David W. Freese

Morgan, Lewis & Bockius llp 1701 Market Street Philadelphia, PA 19103-2921 United States	+1.215.963.5000 +1.215.963.5001